Note 6 - Long-term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2020	June 30, 2021
Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shipping Ltd.	24,625,000	23,075,000
Diamantis Shipowners Ltd.	3,026,300	2,705,380
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	11,150,000	9,350,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	28,500,000	26,900,000
	67,301,300	62,030,380
Less: Current portion	(20,891,840)	(15,160,310)
Long-term portion	46,409,460	46,870,070
Deferred charges, current portion	246,520	166,510
Deferred charges, long-term portion	189,432	170,882
Long-term bank loans, current portion net of deferred charges	20,645,320	14,993,800
Long-term bank loans, long-term portion net of deferred charges	46,220,028	46,699,188

Loan from related party, current
Euroseas Ltd.	2,500,000	-

Schedule of Future Annual Loan Repayments [Table Text Block]
To June 30:
2022	15,160,310
2023	22,534,070
2024	21,596,000
2025	1,096,000
2026	1,644,000
Total	62,030,380